Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income tax benefit

A reconciliation of income tax benefit at the statutory federal income tax rate and income taxes as reflected in the financial statements is as follows:

	December 31,
	2024	2023
Rate reconciliation:
Federal tax benefit at statutory rate	21.0%	21.0%
State tax, net of federal benefit	6.9%	6.9%
Permanent differences	-23.3%	174.2%
Change in valuation allowance	-4.6%	-202.1%
Total provision	0.0%	0.0%

Schedule of deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets for federal income taxes consisted of the following:

	December 31,
	2024	2023
Deferred tax assets:
Net operating losses	$2,406	$2,225
Capitalized legal fees	2,713	2,156
Total gross deferred tax asset	5,119	4,381
Valuation allowance	(5,119)	(4,381)
	$-	$-